Note 14 - Share Based Payments - Option Activity (Details)				12 Months Ended
	Aug. 28, 2024 $ / shares	Feb. 12, 2024 $ / shares	Jan. 15, 2024 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Statement Line Items [Line Items]
Balance, exercise price (in CAD per share)				$ 14	$ 19.8	$ 23.76
Balance				193,142	247,990	208,588
Granted, exercise price (in CAD per share)	$ 3.28	$ 3.24	$ 2	$ 3.22	$ 8.96	$ 18.64
Granted	250,000	753,923	25,000	1,028,923	104,080	115,291
Exercised, exercise price (in CAD per share)						$ 10.08
Exercised						(13,889)
Expired, exercise price (in CAD per share)				$ 10.02	$ 27.92	$ 36.48
Expired				(34,953)	(74,213)	(62,000)
Forfeited / Cancelled (in CAD per share)				$ 12.91	$ 14.36
Forfeited / Cancelled				(16,749)	(84,715)
Balance, exercise price (in CAD per share)				$ 4.61	$ 14	$ 19.8
Balance				1,170,363	193,142	247,990